Share-based payments	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
On 1 December 2022, the Remuneration Committee approved and the Group granted RSUs to employees, executives, and directors. These RSUs entitle recipients to receive Ordinary Shares upon satisfying the applicable vesting conditions. The compensation expense for RSUs is based on the market price of the Ordinary Shares on the grant date and is recognized over the vesting period, which typically spans 1 to 4-years. Vesting generally includes a 1-year cliff, after which shares vest either monthly or annually, contingent upon the participant fulfilling a required service period. Movements in RSUs during the six months ended 30 June 2025 are as follows:

	2025
	RSUs	Weighted Average Fair Value
Outstanding at 1 January	2,341,818	$8.17
New grants during the period	887,969	$9.08
Forfeited during the period	(182,999)	$8.39
Vested during the period	(642,228)	$7.50
Outstanding at 30 June	2,404,560	$8.66

The Group recognized $3.4 million and $5.3 million of share-based payment expense during the six months ended 30 June 2025 and 2024, respectively, as follows:

	2025	2024
Cost of product revenue	1,273	508
Research and development expenses	766	1,443
General and administrative expenses	1,379	3,343
	3,418	5,294